Fees Summary	Jun. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 83,859,631.16
Previously Paid Amount	0.00
Total Fee Amount	12,838.91
Total Offset Amount	0.00
Net Fee	$ 12,838.91